united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 9/30/16

Item 1. Schedule of Investments.

PSI All Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 85.7%
	BOND FUNDS - 85.7%
117,853	Guggenheim Enhanced Short Duration ETF *	$ 5,916,221
52,006	iShares Short Treasury Bond ETF	5,743,023
71,493	PIMCO Enhanced Short Maturity Active ETF	7,250,105
125,591	SPDR Barclays 1-3 Month T-Bill *	5,743,276
	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,653,428)	24,652,625

	SHORT-TERM INVESTMENTS - 15.9%
	MONEY MARKET FUND - 15.9%
4,578,566	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.44% **
	(Cost - $4,578,566)	4,578,566

	TOTAL INVESTMENTS - 101.6% (Cost - $29,231,994)(a)	$ 29,231,191
	OTHER ASSETS LESS LIABILITIES - NET - (1.6) %	(464,604)
	NET ASSETS - 100.0%	$ 28,766,587

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,398,270 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 395
	Unrealized depreciation:	(167,474)
	Net unrealized depreciation:	$ (167,079)

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 44.1%
	BOND FUNDS - 44.1%
40,804	Direxion Daily 20+ Year Plus Treasury Bull 3X Shares *	$ 1,130,271
41,791	iShares 20+ Year Treasury Bond ETF	5,746,680
40,814	iShares iBoxx $ High Yield Corporate Bond ETF	3,561,430
115,730	PowerShares Emerging Markets Sovereign Debt Portfolio	3,544,810
48,378	SPDR Barclays High Yield Bond ETF	1,776,440
	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,620,998)	15,759,631

	MUTUAL FUNDS - 43.9%
	BOND FUNDS - 43.9%
153,980	Direxion Monthly High Yield Bull 1.2X Fund	3,625,561
215,148	Janus High-Yield Fund	1,809,393
159,334	Metropolitan West High Yield Bond Fund	1,502,522
205,845	PIMCO High Yield Fund	1,817,608
301,237	Putnam High Yield Trust	2,295,429
249,613	Transamerica High Yield Bond	2,286,459
291,362	Western Asset High Yield Fund	2,319,244
	TOTAL MUTUAL FUNDS (Cost - $15,203,765)	15,656,216

	SHORT-TERM INVESTMENTS - 3.8%
	MONEY MARKET FUND - 3.8%
1,368,039	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.44% **
	(Cost - $1,368,039)	1,368,039

	TOTAL INVESTMENTS - 91.8% (Cost - $32,192,802)(a)	$ 32,783,886
	OTHER ASSETS LESS LIABILITIES - NET - 8.2%	2,912,603
	NET ASSETS - 100.0%	$ 35,696,489

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,250,944 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 598,863
	Unrealized depreciation:	(65,921)
	Net unrealized appreciation:	$ 532,942

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 75.8%
	BOND FUNDS - 30.6%
22,184	PIMCO Enhanced Short Maturity Active ETF	$ 2,249,679
101,697	SPDR Barclays 1-3 Month T-Bill *	4,650,604
		6,900,283
	LARGE CAP GROWTH - 30.2%
26,082	iShares Core S&P 500 ETF	5,674,400
13,128	ProShares Ultra QQQ	1,136,097
		6,810,497
	SPECIALTY FUNDS - 15.0%
28,579	PowerShares QQQ Trust I	3,392,899

	TOTAL EXCHANGE TRADED FUNDS (Cost - $17,012,128)	17,103,679

	SHORT-TERM INVESTMENTS - 4.4%
	MONEY MARKET FUND - 4.4%
984,151	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.44% **
	(Cost - $984,151)	984,151

	TOTAL INVESTMENTS - 80.2% (Cost - $17,996,279)(a)	$ 18,087,830
	OTHER ASSETS LESS LIABILITIES - NET - 19.8%	4,479,386
	NET ASSETS - 100.0%	$ 22,567,216

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,042,390 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 92,343
	Unrealized depreciation:	(46,903)
	Net unrealized appreciation:	$ 45,440

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 79.3%
	BOND FUNDS - 49.6%
34,152	iShares 20+ Year Treasury Bond ETF	$ 4,696,242
53,905	iShares iBoxx $ High Yield Corporate Bond ETF	4,703,750
64,050	SPDR Barclays High Yield Bond ETF	2,351,916
		11,751,908
	MID CAP GROWTH - 9.9%
8,299	SPDR S&P MidCap 400 ETF	2,342,559

	SPECIALTY FUNDS - 19.8%
60,818	SPDR S&P Oil & Gas Exploration & Production ETF	2,339,060
88,679	VanEck Vectors Gold Miners ETF	2,343,786
		4,682,846

	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,787,577)	18,777,313

	MUTUAL FUND - 11.8%
229,695	KCM Macro Trends Fund (Cost - $2,738,025)	2,786,197

	SHORT-TERM INVESTMENTS - 8.2%
	MONEY MARKET FUND - 8.2%
1,950,047	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.44% *
	(Cost - $1,950,047)	1,950,047

	TOTAL INVESTMENTS - 99.3% (Cost - $23,475,649)(a)	$ 23,513,557
	OTHER ASSETS LESS LIABILITIES - NET - 0.7%	165,901
	NET ASSETS - 100.0%	$ 23,679,458

* Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,715,909 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 48,992
	Unrealized depreciation:	(251,344)
	Net unrealized depreciation:	$ (202,352)

PSI Calendar Effects Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 77.0%
	BOND FUNDS - 77.0%
2,663	iShares iBoxx $ Investment Grade Corporate Bond ETF	$ 328,028
2,807	iShares National Muni Bond ETF	316,489
25,371	iShares Short Treasury Bond ETF	2,801,720
27,629	PIMCO Enhanced Short Maturity Active ETF	2,801,857
61,228	SPDR Barclays 1-3 Month T-Bill *	2,799,956
12,395	SPDR Barclays Short Term Corporate Bond ETF	381,394
12,907	VanEck Vectors AMT-Free Intermediate Municipal Index ETF	317,383
4,724	Vanguard Short-Term Bond ETF	381,841
4,659	Vanguard Short-Term Corporate Bond ETF	375,283
	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,471,850)	10,503,951

	SHORT-TERM INVESTMENTS - 23.1%
	MONEY MARKET FUND - 23.1%
3,155,170	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.44% **
	(Cost - $3,155,170)	3,155,170

	TOTAL INVESTMENTS - 100.1% (Cost - $13,627,020)(a)	$ 13,659,121
	OTHER ASSETS LESS LIABILITIES - NET - (0.1) %	(14,132)
	NET ASSETS - 100.0%	$ 13,644,989

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,627,020 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 32,101
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ 32,101

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security valuation - Securities listed on an exchnage are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determines, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price ("NOCP"). In the absense of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings to held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Funds' investments measured at fair value:

PSI All Asset *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 24,652,625	$ -	$ -	$ 24,652,625
Short-Term Investments	4,578,566	-	-	4,578,566
Total	$ 29,231,191	$ -	$ -	$ 29,231,191

PSI Total Return *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 15,759,631	$ -	$ -	$ 15,759,631
Mutual Funds	15,656,216	-	-	15,656,216
Short-Term Investments	1,368,039	-	-	1,368,039
Total	$ 32,783,886	$ -	$ -	$ 32,783,886

PSI Strategic Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 17,103,679	$ -	$ -	$ 17,103,679
Short-Term Investments	984,151	-	-	984,151
Total	$ 18,087,830	$ -	$ -	$ 18,087,830

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

PSI Tactical Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 18,777,313	$ -	$ -	$ 18,777,313
Mutual Funds	2,786,197	-	-	2,786,197
Short-Term Investments	1,950,047	-	-	1,950,047
Total	$ 23,513,557	$ -	$ -	$ 23,513,557

PSI Calendar Effects *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 10,503,951	$ -	$ -	$ 10,503,951
Short-Term Investments	3,155,170	-	-	3,155,170
Total	$ 13,659,121	$ -	$ -	$ 13,659,121

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classification.

Exchange Traded Funds
The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 11/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 11/25/16

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer

Date 11/25/16